Related Party Balances and Transactions - Schedule of Allowance for Related Party Credit Losses (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Allowance for Related Party Credit Losses [Abstract]
Balance	$ 10,446
Additions
Balance	$ 10,446